Supplemental Guarantor Information (Details) In Millions, unless otherwise specified	Jun. 30, 2007 USD ($)	Dec. 31, 2011 $850 million 6.375% Senior Notes due 2012 USD ($)	Oct. 06, 2010 CAD 500 million 3.95% Series A notes due 2017 USD ($)	Jun. 15, 2007 Parent Guarantor and 2007 Issuer [Member] $575 million 2.5% convertible Senior Notes due 2013 USD ($)	May 07, 2002 2002 Issuer [Member] $850 million 6.375% Senior Notes due 2012 USD ($)	Sep. 22, 2005 2005 Issuers and 2010 Issuer [Member] $300 million 4.85% Senior Notes due 2010 USD ($)	Sep. 22, 2005 2005 Issuers and 2010 Issuer [Member] Canadian dollar ("CAD") 900 million 5.0% notes due 2015 CAD	Sep. 22, 2005 2005 Issuers and 2010 Issuer [Member] Senior Notes 4.85% and 5% due 2010 and 2015 USD ($)	Jun. 25, 2011 Revolving Multicurrency Bank Credit Facility [Member] Line of Credit [Member] USD ($)	Apr. 23, 2012 Restatement Adjustment [Member] Senior Notes [Member] CAD
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 575.0		$ 500.0	$ 575.0	$ 850.0	$ 300.0	900.0	$ 1,100.0		1,900.0
Note, stated interest rate, percentage (as a percent)			3.95%	2.50%	6.375%	4.85%	5.00%
Debt outstanding amount		44.6
Line of Credit Facility, Maximum Borrowing Capacity									$ 400.0